Post-retirement benefits - Summary of total amount recognised in other comprehensive income before tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Abstract]
Actuarial gains/(losses)	$ 655	$ (1,242)	$ (1,295)
Return on assets, net of interest on assets	371	768	1,033
Re-measurement gains/(losses) on pension and post-retirement healthcare plans	$ 1,026	$ (474)	$ (262)